Accumulated other comprehensive income (loss) - Schedule of Accumulated Other Comprehensive Income (loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ 7,382,079	$ 5,662,190
OCI	(123,129)	(90,838)
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations	33,093	48,288
OCI, net of tax	(90,036)	(42,550)
OCI attributable to the non-controlling interests	1,650	(249)
Net current period OCI attributable to shareholders of AQN	(88,386)	(42,799)
Amounts reclassified from AOCI to non-controlling interest		(6,371)
Ending Balance	6,836,439	7,382,079
Total
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(71,677)	(22,507)
OCI, net of tax	(88,386)	(42,799)
Ending Balance	(160,063)	(71,677)
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(76,615)	(39,725)
OCI	(18,013)	(25,982)
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations	(5,489)	(4,288)
OCI, net of tax	(23,502)	(30,270)
OCI attributable to the non-controlling interests	1,650	(249)
Net current period OCI attributable to shareholders of AQN	(21,852)	(30,519)
Amounts reclassified from AOCI to non-controlling interest		(6,371)
Ending Balance	(98,467)	(76,615)
Unrealized gain (loss) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(3,514)	50,817
OCI	(128,838)	(97,103)
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations	34,543	42,772
OCI, net of tax	(94,295)	(54,331)
OCI attributable to the non-controlling interests	0	0
Net current period OCI attributable to shareholders of AQN	(94,295)	(54,331)
Amounts reclassified from AOCI to non-controlling interest		0
Ending Balance	(97,809)	(3,514)
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	8,452	(33,599)
OCI	23,722	32,247
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations	4,039	9,804
OCI, net of tax	27,761	42,051
OCI attributable to the non-controlling interests	0	0
Net current period OCI attributable to shareholders of AQN	27,761	42,051
Amounts reclassified from AOCI to non-controlling interest		0
Ending Balance	$ 36,213	$ 8,452